UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
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Address:   500 Newport Center Dr., Suite 820
           --------------------------------------------------
           New Beach, California  92660
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-10054
                       -------------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     44 20 7659 5263
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Luc Huyghebaert          Mayfair, London, UK             11/13/03
       ------------------------   ------------------------------  -------
              [NAME]                     [CITY]  [STATE]           [DATE]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this
.........reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        32

                                               -------------
Form 13F Information Table Value Total:        $189,437

                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1                                         KiCap Management (UK) LP


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                                                                FORM 13F INFORMATION TABLE
                                                      VALUE   SHARES/    SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    x($1000) PRN AMT    PRN CALL DISCRETN MANAGERS   SOLE    SHARED      NONE
-----------------------    -------------- --------- --------- --------   -------- ------- -------- --------- ----------  ----------
AMERICAN TOWER CORP        CL A          029912201    27,540    3101400      SH                1               3101400

FOX ENTMT GROUP INC        CL A          35138T107     3,317     104500      SH                1                104500

VIACOM INC                 CL A          925524100    12,509     282700      SH                1                282700

WESTWOOD ONE INC           COM           961815107     3,426     107100      SH                1                107100

LAMAR ADVERTISING CO       CL A          512815101     5,436     168700      SH                1                168700

TIME WARNER TELECOM INC    CL A          887319101       690      73500      SH                1                 73500

NETFLIX COM INC            COM           64110L106     7,457     213300      SH                1                213300

ALTIRIS INC                COM           02148M100     4,659     174300      SH                1                174300

CROWN CASTLE INTL CORP     COM           228227104       723      93000      SH                1                 93000

ECOLLEGE COM               COM           27887E100       310      14000      SH                1                 14000

FAIR ISAAC AND COMPA       COM           803250104       912      16400      SH                1                 16400

IPASS INC                  COM           46261V108       950      39900      SH                1                 39900

AQUANTIVE INC              COM           03839G105     6,277     636000      SH                1                636000

DOCUMENTUM INC             COM           256159104    12,357     634000      SH                1                634000

PRICELINE COM INC          COM           741503106     1,620      56200      SH                1                 56200

MANUGISTICS GROUP INC      COM           565011103       444      80700      SH                1                 80700

WEBEX COMMUNICATIONS INC   COM           94767L109     7,175     396200      SH                1                396200

J2 GLOBAL COMMUNICATIONS   COM NEW       46626E205     4,631     139000      SH                1                139000

MCDATA CORP               CL A           580031201     2,183     169900      SH                1                169900

QLOGIC CORP               COM            747277101       908      18500      SH                1                 18500

SINA CORP                 ORD            G81477104       348      11700      SH                1                 11700

EMULEX CORP               COM NEW        292475209     2,495      94900      SH                1                 94900

SOHU COM INC              COM            83408W103     1,279      38100      SH                1                 38100

ASK JEEVES INC            COM            045174109     2,750     145400      SH                1                145400

ORACLE CORP               COM            68389X105     3,725     310900      SH                1                310900

NOVELL INC                COM            670006105     5,207     904000      SH                1                904000

NETWORK ASSOCS INC        COM            640938106    20,423    1614500      SH                1               1614500

A T & T WIRELESS SVCS     COM            00209A106    22,111    2635400      SH                1               2635400

NETIQ CORP                COM            64115P102    18,509    1437000      SH                1               1437000

AMERITRADE HLDGS CORP NEW COM            03074K100     4,768     443100      SH                1                443100

AMERICA MOVIL S A DE C V  SPNSRD ADR     02364W105       232       9700      SH                1                  9700
                          L SHS

NETEASE COM INC           SPNSRD ADR     64110W102     4,066      74450      SH                1                 74450

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